Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2065 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Advisor Freedom Blend 2065 Fund - Class Z6
Bar Chart Table:
Annual Return 2020	18.12%
Annual Return 2021	16.34%
Annual Return 2022	(18.85%)